Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000111445
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 15,345	$ 15,407	$ 15,264	$ 15,502	$ 14,858	$ 14,810	$ 15,311	$ 15,574	$ 15,359	$ 14,786	$ 14,117	$ 14,189	$ 13,998	$ 14,228	$ 14,436	$ 14,505	$ 14,736	$ 14,898	$ 13,928	$ 13,535	$ 14,297	$ 14,413	$ 14,274	$ 15,059	$ 14,713	$ 14,698	$ 13,894	$ 13,714	$ 14,477	$ 14,698	$ 14,356	$ 15,882	$ 15,822	$ 15,420	$ 14,216	$ 13,392	$ 12,569	$ 11,986	$ 12,673	$ 12,250	$ 12,022	$ 12,022	$ 11,740	$ 11,634	$ 11,247	$ 10,420	$ 10,614	$ 9,945	$ 9,698	$ 9,241	$ 8,626	$ 8,694	$ 8,951	$ 8,421	$ 7,892	$ 7,618	$ 7,123	$ 7,072	$ 8,097	$ 8,455	$ 9,002	$ 8,600	$ 8,802	$ 8,583	$ 8,448	$ 8,616	$ 8,633	$ 8,414	$ 8,684	$ 8,752	$ 8,802	$ 8,667	$ 8,245	$ 8,480	$ 8,548	$ 8,716	$ 8,581	$ 8,750	$ 9,019	$ 9,372	$ 9,204	$ 9,002	$ 9,103	$ 9,254	$ 9,120	$ 8,883	$ 8,947	$ 8,755	$ 8,803	$ 8,627	$ 8,355	$ 8,387	$ 8,451	$ 8,627	$ 8,819	$ 8,803	$ 8,547	$ 8,548	$ 8,368	$ 8,398	$ 8,173	$ 8,293	$ 8,473	$ 8,098	$ 8,278	$ 7,722	$ 7,422	$ 7,346	$ 7,512	$ 7,632	$ 8,188	$ 8,188	$ 8,368	$ 8,533	$ 9,315	$ 9,330	$ 9,585	$ 9,104	$ 9,510	$ 9,329	$ 10,000
C000101132
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,625,589	1,629,585	1,614,612	1,639,568	1,569,693	1,564,701	1,619,603	1,647,054	1,622,099	1,562,206	1,489,835	1,497,322	1,477,358	1,501,917	1,521,172	1,530,800	1,552,462	1,571,718	1,468,220	1,424,896	1,504,324	1,516,359	1,501,917	1,583,752	1,550,055	1,546,251	1,462,670	1,441,774	1,523,266	1,546,251	1,508,639	1,669,533	1,663,264	1,621,474	1,494,012	1,406,252	1,318,492	1,257,336	1,328,713	1,286,618	1,260,996	1,260,996	1,231,716	1,220,736	1,180,470	1,092,622	1,112,752	1,041,374	1,015,753	967,170	903,282	910,379	936,998	881,986	825,197	796,804	745,341	738,241	846,491	883,759	942,321	898,380	919,355	896,632	882,648	900,125	901,875	879,154	905,373	914,110	919,354	905,372	859,929	883,747	892,410	908,005	895,873	911,469	939,193	975,582	958,253	937,458	947,857	963,453	949,589	924,821	931,405	910,012	914,949	896,849	867,229	870,520	878,748	896,851	916,599	913,309	886,978	887,340	868,821	871,908	847,219	859,565	878,084	839,501	858,020	800,923	768,516	760,799	777,773	790,117	847,217	847,219	867,280	884,256	962,961	964,505	992,282	941,359	983,025	964,506	1,000,000
C000014418
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 31,503	32,117	30,643	30,773	30,278	29,208	29,130	27,773	26,116	27,303	26,638	24,981	24,133	23,158	21,159	21,526	22,714	22,792	22,114	20,848	20,859	20,570	19,637	20,326	19,460	20,553	19,467	18,197	19,748	20,514	18,973	20,311	20,456	22,288	21,542	21,765	23,384	22,412	22,704	21,335	22,558	22,024	21,602	21,086	21,111	19,820	19,312	18,692	19,045	18,329	16,807	17,237	17,985	16,827	15,798	15,470	14,753	12,974	14,837	16,178	16,110	15,638	15,143	14,908	14,852	14,925	14,600	13,757	14,349	13,749	13,384	12,930	11,933	13,211	12,985	13,890	13,846	13,499	12,999	12,963	12,673	12,550	12,818	13,275	12,680	12,472	12,191	11,918	11,733	11,726	11,529	11,395	11,180	11,079	11,086	10,703	10,575	10,375	10,152	10,355	10,401	10,447	10,132	10,098	9,929	9,968	9,354	9,465	9,902	10,052	10,021	9,247	9,582	10,133	9,922	10,071	9,868	9,832	9,868	9,342	10,000
C000081632
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 31,308	31,476	30,047	30,196	29,720	28,699	28,631	27,324	25,704	26,888	26,248	24,642	23,811	22,864	20,905	21,286	22,472	22,564	21,896	20,664	20,687	20,410	19,500	20,191	19,339	20,454	19,385	18,124	19,678	20,454	18,931	20,283	20,444	22,280	21,554	21,786	23,430	22,467	22,773	21,416	22,656	22,135	21,722	21,219	21,255	19,961	19,467	18,856	19,224	18,511	16,984	17,433	18,197	17,041	16,002	15,685	14,963	13,167	15,069	16,442	16,380	15,908	15,415	15,185	15,143	15,219	14,896	14,055	14,667	14,064	13,698	13,240	12,220	13,544	13,321	14,260	14,221	13,871	13,366	13,336	13,045	12,930	13,213	13,695	13,083	12,887	12,596	12,320	12,146	12,146	11,941	11,813	11,599	11,499	11,513	11,128	10,999	10,794	10,576	10,794	10,843	10,899	10,576	10,551	10,377	10,425	9,790	9,916	10,377	10,544	10,517	9,706	10,065	10,650	10,437	10,597	10,389	10,357	10,402	9,857	10,000
C000047558
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 3,411,187	3,475,625	3,315,212	3,327,876	3,274,405	3,159,020	3,147,763	3,001,420	2,821,307	2,949,356	2,877,593	2,698,886	2,606,015	2,498,913	2,283,696	2,323,152	2,451,087	2,459,457	2,384,131	2,247,826	2,249,022	2,216,739	2,116,305	2,189,239	2,094,783	2,213,698	2,096,092	1,958,712	2,125,234	2,207,454	2,040,932	2,184,557	2,200,168	2,395,831	2,315,693	2,338,590	2,512,397	2,406,723	2,438,075	2,290,536	2,421,477	2,363,383	2,318,214	2,261,987	2,264,732	2,125,489	2,070,182	2,003,803	2,040,667	1,963,351	1,800,748	1,846,694	1,925,704	1,801,898	1,691,066	1,655,928	1,578,437	1,387,440	1,586,545	1,729,804	1,721,683	1,670,839	1,618,106	1,593,050	1,587,006	1,593,919	1,558,483	1,468,591	1,531,702	1,466,861	1,427,956	1,378,685	1,272,362	1,408,559	1,383,762	1,479,902	1,474,482	1,437,656	1,384,474	1,379,846	1,349,008	1,335,913	1,363,667	1,413,012	1,348,248	1,326,475	1,295,999	1,266,239	1,247,380	1,246,659	1,224,821	1,209,855	1,187,054	1,176,373	1,176,380	1,136,477	1,122,228	1,100,511	1,076,896	1,098,422	1,102,593	1,107,452	1,074,128	1,069,730	1,051,764	1,055,910	990,257	1,001,997	1,048,290	1,064,267	1,060,349	977,978	1,013,926	1,071,450	1,049,229	1,064,265	1,042,741	1,038,278	1,042,096	986,615	1,000,000
C000014485
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 31,012	31,757	30,042	30,264	29,894	29,074	29,003	27,789	26,406	27,534	26,766	25,388	24,785	23,812	21,837	22,216	23,282	23,565	22,769	21,434	21,333	20,920	20,069	20,513	19,327	20,554	19,448	18,037	19,799	20,544	18,788	20,361	20,503	22,705	22,024	22,695	24,193	23,287	23,559	22,164	23,405	22,696	22,262	21,561	21,470	20,416	19,854	19,183	19,404	18,594	16,582	16,960	17,593	16,342	15,479	15,160	14,335	12,665	14,437	15,738	15,771	15,373	14,735	14,466	14,263	14,608	14,317	13,415	14,524	13,876	13,670	13,171	12,183	13,388	13,172	14,188	14,156	13,674	13,194	13,202	12,868	12,810	13,251	13,723	12,872	12,662	12,246	11,965	11,674	11,674	11,465	11,363	11,233	11,132	11,114	10,687	10,520	10,347	9,941	10,145	10,184	10,160	9,758	9,812	9,687	9,613	9,064	9,145	9,679	9,867	9,789	9,020	9,222	9,845	9,616	9,772	9,643	9,582	9,714	9,163	10,000
C000014487
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 30,820	31,101	29,442	29,679	29,332	28,544	28,495	27,318	25,976	27,101	26,363	25,021	24,441	23,497	21,561	21,950	23,018	23,312	22,539	21,229	21,142	20,747	19,913	20,369	19,203	20,435	19,347	17,956	19,719	20,475	18,738	20,317	20,473	22,686	22,019	22,703	24,218	23,324	23,612	22,227	23,488	22,790	22,368	21,675	21,597	20,552	19,998	19,331	19,568	18,762	16,743	17,132	17,784	16,532	15,669	15,355	14,530	12,841	14,650	15,978	16,025	15,629	14,985	14,726	14,527	14,887	14,598	13,686	14,832	14,177	13,978	13,473	12,486	13,716	13,503	14,554	14,529	14,045	13,561	13,575	13,241	13,189	13,653	14,149	13,282	13,071	12,652	12,367	12,077	12,082	11,872	11,778	11,651	11,551	11,542	11,102	10,935	10,763	10,348	10,566	10,615	10,595	10,182	10,246	10,122	10,051	9,484	9,573	10,139	10,342	10,267	9,467	9,684	10,348	10,114	10,282	10,154	10,097	10,242	9,664	10,000
C000014488
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 3,354,491	3,432,883	3,247,028	3,270,335	3,229,471	3,140,176	3,132,003	3,000,330	2,850,495	2,971,271	2,888,029	2,738,800	2,673,115	2,567,791	2,354,133	2,394,644	2,508,975	2,538,983	2,452,560	2,308,221	2,297,118	2,252,106	2,159,981	2,207,394	2,079,259	2,210,983	2,091,238	1,939,402	2,128,380	2,207,715	2,018,737	2,187,212	2,202,069	2,438,292	2,364,305	2,435,914	2,596,368	2,498,378	2,527,312	2,377,032	2,509,598	2,432,833	2,385,833	2,310,170	2,299,832	2,186,394	2,125,868	2,053,550	2,076,820	1,989,705	1,774,063	1,813,854	1,881,154	1,747,142	1,654,446	1,619,952	1,531,853	1,352,824	1,542,092	1,680,519	1,684,338	1,641,358	1,572,842	1,543,923	1,522,241	1,558,672	1,527,138	1,430,548	1,548,838	1,479,119	1,457,140	1,403,625	1,298,304	1,425,954	1,402,561	1,510,782	1,506,797	1,455,428	1,404,003	1,404,321	1,368,611	1,362,067	1,408,865	1,458,857	1,368,346	1,345,655	1,301,089	1,270,925	1,239,902	1,239,646	1,217,057	1,206,066	1,192,221	1,181,223	1,178,961	1,133,538	1,115,489	1,096,983	1,053,843	1,075,011	1,079,192	1,076,111	1,033,538	1,038,838	1,025,492	1,017,411	959,239	967,580	1,024,098	1,043,653	1,035,150	953,631	974,771	1,040,663	1,016,248	1,032,431	1,018,703	1,011,828	1,025,538	967,338	1,000,000
C000014466
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Account Value	$ 30,550	31,283	29,600	29,818	29,457	28,656	28,587	27,402	26,040	27,156	26,400	25,044	24,448	23,492	21,549	21,925	22,979	23,259	22,478	21,161	21,064	20,660	19,822	20,261	19,092	20,308	19,219	17,824	19,571	20,308	18,572	20,132	20,274	22,458	21,783	22,447	23,933	23,038	23,316	21,934	23,168	22,466	22,041	21,345	21,260	20,224	19,669	19,006	19,227	18,425	16,435	16,813	17,444	16,204	15,353	15,032	14,220	12,563	14,321	15,612	15,652	15,258	14,625	14,362	14,161	14,502	14,217	13,321	14,424	13,780	13,579	13,086	12,106	13,305	13,088	14,105	14,071	13,594	13,121	13,127	12,799	12,744	13,182	13,655	12,810	12,604	12,191	11,915	11,628	11,628	11,419	11,325	11,193	11,093	11,077	10,652	10,487	10,317	9,913	10,115	10,159	10,137	9,738	9,793	9,667	9,596	9,050	9,132	9,667	9,854	9,778	9,009	9,215	9,838	9,610	9,767	9,643	9,578	9,713	9,161	10,000
C000014468
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 30,362	30,644	29,013	29,249	28,913	28,142	28,095	26,942	25,624	26,736	26,006	24,688	24,117	23,187	21,280	21,663	22,722	23,017	22,257	20,963	20,880	20,492	19,674	20,127	18,974	20,198	19,121	17,749	19,497	20,245	18,526	20,092	20,251	22,440	21,787	22,463	23,964	23,087	23,376	22,004	23,252	22,563	22,152	21,469	21,393	20,363	19,816	19,157	19,398	18,597	16,602	16,991	17,638	16,396	15,543	15,231	14,419	12,742	14,543	15,861	15,908	15,514	14,884	14,625	14,431	14,790	14,502	13,602	14,737	14,090	13,890	13,390	12,407	13,631	13,419	14,467	14,443	13,966	13,484	13,502	13,172	13,119	13,584	14,078	13,219	13,010	12,592	12,316	12,028	12,033	11,827	11,733	11,610	11,510	11,504	11,069	10,904	10,727	10,316	10,534	10,587	10,569	10,158	10,223	10,099	10,029	9,465	9,559	10,123	10,328	10,252	9,455	9,672	10,334	10,106	10,275	10,146	10,088	10,234	9,660	10,000
C000014469
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 3,305,634	3,383,752	3,200,730	3,224,147	3,184,092	3,096,586	3,089,191	2,959,782	2,812,501	2,932,051	2,850,092	2,703,427	2,638,723	2,534,924	2,324,344	2,364,133	2,477,994	2,507,377	2,422,900	2,280,269	2,269,250	2,225,175	2,134,576	2,181,712	2,055,609	2,185,700	2,067,817	1,917,729	2,104,883	2,183,877	1,996,722	2,163,825	2,179,016	2,412,959	2,340,042	2,411,137	2,569,732	2,473,576	2,502,627	2,353,740	2,485,681	2,410,027	2,363,442	2,289,001	2,279,349	2,167,392	2,107,482	2,036,029	2,059,622	1,973,256	1,759,264	1,799,542	1,866,265	1,733,436	1,642,086	1,607,833	1,520,668	1,342,748	1,530,873	1,668,515	1,672,744	1,630,031	1,562,150	1,533,561	1,512,105	1,548,415	1,517,465	1,421,567	1,538,877	1,469,782	1,448,357	1,394,744	1,290,518	1,417,495	1,394,522	1,502,385	1,498,835	1,447,544	1,396,859	1,397,458	1,362,104	1,355,629	1,402,208	1,452,322	1,362,151	1,340,141	1,295,782	1,266,020	1,235,084	1,235,083	1,212,908	1,202,394	1,188,383	1,177,283	1,175,542	1,130,604	1,112,507	1,094,338	1,051,047	1,072,409	1,076,455	1,074,137	1,031,420	1,037,198	1,023,919	1,015,841	957,550	966,211	1,022,782	1,042,200	1,034,217	952,647	973,759	1,039,924	1,015,391	1,031,937	1,018,254	1,011,401	1,025,668	966,913	1,000,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 11,875	12,057	11,932	12,209	12,044	11,869	11,606	11,500	11,313	11,584	11,471	11,610	11,638	11,213	10,730	10,893	11,160	11,227	11,216	11,233	11,351	11,282	11,024	11,301	10,961	10,999	10,603	10,721	11,204	11,503	11,221	11,449	11,387	11,828	12,154	12,322	12,598	12,607	12,591	12,602	12,710	12,719	12,592	12,501	12,454	12,350	12,495	12,659	12,739	12,695	12,531	12,576	12,599	12,672	12,453	12,350	12,236	11,996	12,235	12,054	11,842	11,824	11,826	11,788	11,840	11,578	11,543	11,382	11,210	11,195	10,996	10,984	10,835	10,668	10,620	10,710	10,756	10,703	10,681	10,696	10,638	10,710	10,656	10,758	10,863	10,815	10,831	10,818	10,856	10,764	10,710	10,719	10,637	10,550	10,553	10,473	10,436	10,405	10,644	10,715	10,713	10,701	10,614	10,430	10,422	10,351	10,226	10,154	10,043	10,093	10,130	10,098	10,059	10,088	10,030	10,143	10,161	10,173	10,131	10,190	10,000
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Account Value	$ 1,187,525	1,205,735	1,193,156	1,220,886	1,204,368	1,186,895	1,160,553	1,150,040	1,131,288	1,158,357	1,147,094	1,161,014	1,163,799	1,121,254	1,072,965	1,089,347	1,115,957	1,122,718	1,121,603	1,123,349	1,135,118	1,128,225	1,102,365	1,130,134	1,096,132	1,099,867	1,060,331	1,072,095	1,120,364	1,150,267	1,122,056	1,144,935	1,138,670	1,182,784	1,215,392	1,232,192	1,259,812	1,260,662	1,259,141	1,260,171	1,271,025	1,271,874	1,259,230	1,250,116	1,245,366	1,234,981	1,249,522	1,265,856	1,273,862	1,269,479	1,253,126	1,257,621	1,259,892	1,267,199	1,245,324	1,235,019	1,223,591	1,199,562	1,223,460	1,205,411	1,184,158	1,182,396	1,182,633	1,178,824	1,183,953	1,157,756	1,154,320	1,138,221	1,121,048	1,119,481	1,099,625	1,098,427	1,083,488	1,066,798	1,062,021	1,070,981	1,075,589	1,070,316	1,068,081	1,069,632	1,063,831	1,070,977	1,065,602	1,075,803	1,086,256	1,081,488	1,083,127	1,081,828	1,085,649	1,076,363	1,071,028	1,071,937	1,063,730	1,054,976	1,055,330	1,047,250	1,043,568	1,040,477	1,064,402	1,071,510	1,071,256	1,070,102	1,061,356	1,042,994	1,042,180	1,035,127	1,022,595	1,015,382	1,004,296	1,009,338	1,013,032	1,009,805	1,005,867	1,008,840	1,002,999	1,014,320	1,016,097	1,017,278	1,013,096	1,019,035	1,000,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,425,395	3,509,044	3,314,481	3,344,813	3,274,872	3,197,315	3,158,864	3,049,444	2,905,381	3,029,104	2,934,682	2,785,925	2,739,884	2,620,818	2,401,500	2,453,080	2,575,893	2,617,569	2,536,097	2,378,910	2,368,614	2,332,212	2,249,619	2,305,880	2,169,558	2,302,198	2,180,352	2,017,049	2,221,660	2,316,116	2,120,588	2,311,378	2,307,145	2,527,553	2,437,066	2,512,287	2,649,385	2,535,743	2,553,435	2,386,250	2,502,648	2,428,799	2,372,442	2,318,321	2,302,241	2,185,598	2,093,895	2,037,705	2,058,487	1,982,273	1,786,694	1,835,507	1,908,005	1,780,054	1,685,042	1,652,185	1,577,072	1,397,874	1,594,859	1,737,924	1,738,605	1,687,668	1,628,553	1,594,027	1,564,750	1,589,935	1,567,408	1,464,216	1,563,578	1,502,733	1,474,089	1,428,231	1,322,270	1,453,508	1,424,480	1,528,986	1,520,333	1,472,355	1,419,530	1,410,846	1,377,669	1,372,403	1,408,190	1,462,078	1,382,901	1,367,694	1,326,995	1,296,736	1,270,527	1,266,650	1,241,129	1,233,430	1,216,313	1,203,949	1,202,546	1,156,621	1,135,093	1,113,091	1,073,340	1,093,283	1,093,076	1,091,544	1,052,731	1,050,010	1,031,487	1,027,503	962,227	963,527	1,013,838	1,030,085	1,027,030	947,136	971,166	1,033,522	1,012,313	1,032,296	1,019,190	1,009,506	1,025,727	969,981	1,000,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,425,395	3,509,044	3,314,481	3,344,813	3,274,872	3,197,315	3,158,864	3,049,444	2,905,381	3,029,104	2,934,682	2,785,925	2,739,884	2,620,818	2,401,500	2,453,080	2,575,893	2,617,569	2,536,097	2,378,910	2,368,614	2,332,212	2,249,619	2,305,880	2,169,558	2,302,198	2,180,352	2,017,049	2,221,660	2,316,116	2,120,588	2,311,378	2,307,145	2,527,553	2,437,066	2,512,287	2,649,385	2,535,743	2,553,435	2,386,250	2,502,648	2,428,799	2,372,442	2,318,321	2,302,241	2,185,598	2,093,895	2,037,705	2,058,487	1,982,273	1,786,694	1,835,507	1,908,005	1,780,054	1,685,042	1,652,185	1,577,072	1,397,874	1,594,859	1,737,924	1,738,605	1,687,668	1,628,553	1,594,027	1,564,750	1,589,935	1,567,408	1,464,216	1,563,578	1,502,733	1,474,089	1,428,231	1,322,270	1,453,508	1,424,480	1,528,986	1,520,333	1,472,355	1,419,530	1,410,846	1,377,669	1,372,403	1,408,190	1,462,078	1,382,901	1,367,694	1,326,995	1,296,736	1,270,527	1,266,650	1,241,129	1,233,430	1,216,313	1,203,949	1,202,546	1,156,621	1,135,093	1,113,091	1,073,340	1,093,283	1,093,076	1,091,544	1,052,731	1,050,010	1,031,487	1,027,503	962,227	963,527	1,013,838	1,030,085	1,027,030	947,136	971,166	1,033,522	1,012,313	1,032,296	1,019,190	1,009,506	1,025,727	969,981	1,000,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 34,254	35,090	33,145	33,448	32,749	31,973	31,589	30,494	29,054	30,291	29,347	27,859	27,399	26,208	24,015	24,531	25,759	26,176	25,361	23,789	23,686	23,322	22,496	23,059	21,696	23,022	21,804	20,170	22,217	23,161	21,206	23,114	23,071	25,276	24,371	25,123	26,494	25,357	25,534	23,863	25,026	24,288	23,724	23,183	23,022	21,856	20,939	20,377	20,585	19,823	17,867	18,355	19,080	17,801	16,850	16,522	15,771	13,979	15,949	17,379	17,386	16,877	16,286	15,940	15,648	15,899	15,674	14,642	15,636	15,027	14,741	14,282	13,223	14,535	14,245	15,290	15,203	14,724	14,195	14,108	13,777	13,724	14,082	14,621	13,829	13,677	13,270	12,967	12,705	12,667	12,411	12,334	12,163	12,039	12,025	11,566	11,351	11,131	10,733	10,933	10,931	10,915	10,527	10,500	10,315	10,275	9,622	9,635	10,138	10,301	10,270	9,471	9,712	10,335	10,123	10,323	10,192	10,095	10,257	9,700	10,000
EATON VANCE Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,425,395	3,509,044	3,314,481	3,344,813	3,274,872	3,197,315	3,158,864	3,049,444	2,905,381	3,029,104	2,934,682	2,785,925	2,739,884	2,620,818	2,401,500	2,453,080	2,575,893	2,617,569	2,536,097	2,378,910	2,368,614	2,332,212	2,249,619	2,305,880	2,169,558	2,302,198	2,180,352	2,017,049	2,221,660	2,316,116	2,120,588	2,311,378	2,307,145	2,527,553	2,437,066	2,512,287	2,649,385	2,535,743	2,553,435	2,386,250	2,502,648	2,428,799	2,372,442	2,318,321	2,302,241	2,185,598	2,093,895	2,037,705	2,058,487	1,982,273	1,786,694	1,835,507	1,908,005	1,780,054	1,685,042	1,652,185	1,577,072	1,397,874	1,594,859	1,737,924	1,738,605	1,687,668	1,628,553	1,594,027	1,564,750	1,589,935	1,567,408	1,464,216	1,563,578	1,502,733	1,474,089	1,428,231	1,322,270	1,453,508	1,424,480	1,528,986	1,520,333	1,472,355	1,419,530	1,410,846	1,377,669	1,372,403	1,408,190	1,462,078	1,382,901	1,367,694	1,326,995	1,296,736	1,270,527	1,266,650	1,241,129	1,233,430	1,216,313	1,203,949	1,202,546	1,156,621	1,135,093	1,113,091	1,073,340	1,093,283	1,093,076	1,091,544	1,052,731	1,050,010	1,031,487	1,027,503	962,227	963,527	1,013,838	1,030,085	1,027,030	947,136	971,166	1,033,522	1,012,313	1,032,296	1,019,190	1,009,506	1,025,727	969,981	1,000,000
EATON VANCE Index: Bloomberg Commodity Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Account Value	$ 11,356	11,241	11,196	11,407	10,878	10,873	11,330	11,507	11,309	11,013	10,660	10,819	10,776	11,074	11,329	11,299	11,378	11,466	10,791	10,372	10,991	11,075	11,098	11,645	11,702	11,996	11,676	11,448	12,458	12,447	11,938	13,380	13,179	12,655	11,648	10,965	10,080	9,737	10,505	10,240	9,755	9,784	9,607	9,432	9,182	8,479	8,665	8,138	7,930	7,554	7,298	7,197	7,446	6,974	6,598	6,451	6,182	6,279	7,201	7,584	8,186	7,793	7,998	7,839	7,748	7,932	7,986	7,777	8,048	8,082	8,096	8,015	7,601	8,164	8,210	8,391	8,233	8,381	8,564	8,874	8,750	8,530	8,583	8,734	8,564	8,316	8,355	8,179	8,191	8,159	7,978	7,994	8,101	8,225	8,450	8,432	8,421	8,272	8,163	8,203	7,954	8,096	8,533	8,194	8,210	7,566	7,287	7,408	7,534	7,774	8,382	8,420	8,718	8,799	9,844	9,677	9,945	9,406	9,915	9,666	10,000
EATON VANCE Index: Bloomberg Commodity Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Account Value	$ 1,135,599	$ 1,124,141	$ 1,119,587	$ 1,140,727	$ 1,087,841	$ 1,087,312	$ 1,133,042	$ 1,150,741	$ 1,130,887	$ 1,101,253	$ 1,065,988	$ 1,081,903	$ 1,077,615	$ 1,107,400	$ 1,132,921	$ 1,129,920	$ 1,137,820	$ 1,146,605	$ 1,079,093	$ 1,037,198	$ 1,099,149	$ 1,107,471	$ 1,109,757	$ 1,164,475	$ 1,170,209	$ 1,199,573	$ 1,167,603	$ 1,144,808	$ 1,245,825	$ 1,244,729	$ 1,193,841	$ 1,338,005	$ 1,317,908	$ 1,265,507	$ 1,164,788	$ 1,096,480	$ 1,007,991	$ 973,667	$ 1,050,462	$ 1,024,001	$ 975,469	$ 978,362	$ 960,699	$ 943,237	$ 918,186	$ 847,890	$ 866,493	$ 813,834	$ 793,012	$ 755,436	$ 729,802	$ 719,664	$ 744,619	$ 697,449	$ 659,792	$ 645,069	$ 618,235	$ 627,895	$ 720,138	$ 758,361	$ 818,583	$ 779,296	$ 799,775	$ 783,924	$ 774,823	$ 793,222	$ 798,593	$ 777,708	$ 804,785	$ 808,192	$ 809,637	$ 801,523	$ 760,123	$ 816,350	$ 820,973	$ 839,087	$ 823,299	$ 838,139	$ 856,417	$ 887,442	$ 875,046	$ 853,000	$ 858,335	$ 873,441	$ 856,433	$ 831,605	$ 835,459	$ 817,920	$ 819,141	$ 815,853	$ 797,813	$ 799,350	$ 810,110	$ 822,494	$ 844,983	$ 843,222	$ 842,081	$ 827,172	$ 816,286	$ 820,293	$ 795,382	$ 809,649	$ 853,263	$ 819,415	$ 820,966	$ 756,566	$ 728,717	$ 740,766	$ 753,428	$ 777,417	$ 838,224	$ 841,981	$ 871,771	$ 879,855	$ 984,387	$ 967,672	$ 994,505	$ 940,574	$ 991,500	$ 966,598	$ 1,000,000